Deferred Income Tax - Additional Information (Detail) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [abstract]
Amount of tax losses	€ 1.5	€ 1.4
Deferred tax assets expiration year	2022	2021